--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:
     Aggressive Portfolio...................................    1
     Moderately Aggressive Portfolio........................    2
     Moderate Portfolio.....................................    3
     Moderately Conservative Portfolio......................    4
     Conservative Portfolio.................................    5
Statements of Assets and Liabilities........................    6
Statements of Operations....................................    7
Statements of Changes in Net Assets.........................    8
Financial Highlights........................................   11
Notes to Financial Statements...............................   14

                       NATIONWIDE ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (100.0%)
             AGGRESSIVE GROWTH (40.1%)
    98,155   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $ 1,691,207
    18,180   Oppenheimer Capital Appreciation
             Fund Class A                          849,018
    19,038   Oppenheimer Discovery Fund Class
             A                                     845,872
                                               -----------
                                                 3,386,097
                                               -----------
             GROWTH (39.9%)
    17,464   American Century Equity Growth
             Fund                                  424,554
     9,512   Dreyfus Appreciation Fund, Inc.       427,662
     8,076   Federated Stock Trust                 336,922
    15,291   MAS Equity Portfolio Adviser
             Class                                 335,180

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH (CONTINUED)
    39,853   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                              $ 1,182,833
     5,985   Strong Schafer Value Fund             331,829
    13,670   Warburg Pincus Capital
             Appreciation Fund                     336,556
                                               -----------
                                                 3,375,536
                                               -----------
             GROWTH & INCOME (20.0%)
     9,644   Nationwide Fund Class D               334,351
   112,529   Nationwide S&P 500 Index Fund
             Local Fund Shares                   1,352,604
                                               -----------
                                                 1,686,955
                                               -----------
             TOTAL INVESTMENTS                 $ 8,448,588
                                               ===========
             (cost $7,591,712)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $7,685,582.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1999.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               1

                       NATIONWIDE ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.2%)
             AGGRESSIVE GROWTH (30.1%)
    61,468   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $ 1,059,090
    10,434   Oppenheimer Capital Appreciation
             Fund Class A                          487,264
    12,788   Oppenheimer Discovery Fund
             Class A                               568,177
                                               -----------
                                                 2,114,531
                                               -----------
             GROWTH (30.1%)
    11,743   American Century Equity Growth
             Fund                                  285,480
     6,270   Dreyfus Appreciation Fund, Inc.       281,918
     6,656   Federated Stock Trust                 277,678
     9,520   MAS Equity Portfolio Adviser
             Class                                 208,678
    23,759   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                  705,168
     2,500   Strong Schafer Value Fund             138,603
     8,626   Warburg Pincus Capital
             Appreciation Fund                     212,362
                                               -----------
                                                 2,109,887
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH & INCOME (20.0%)
     8,153   Nationwide Fund Class D           $   282,661
    93,324   Nationwide S&P 500 Index Fund
             Local Fund Shares                   1,121,751
                                               -----------
                                                 1,404,412
                                               -----------
             INCOME (10.0%)
    71,370   Nationwide Separate Account
             Trust -- Nationwide Income Fund       700,142
                                               -----------
             TOTAL MUTUAL FUNDS                  6,328,972
                                               -----------
             (cost $5,749,281)
---------
PRINCIPAL
---------
             FIXED INCOME (9.8%)
$  684,592   Nationwide Fixed Contract, 6.45%      684,592
                                               -----------
             (cost $684,592)
             TOTAL INVESTMENTS                 $ 7,013,564
                                               ===========
             (cost $6,433,873)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $6,507,144.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1999.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.3%)
             AGGRESSIVE GROWTH (20.2%)
    42,520   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $   732,619
     7,806   Oppenheimer Capital Appreciation
             Fund Class A                          364,549
     8,298   Oppenheimer Discovery Fund Class
             A                                     368,666
                                               -----------
                                                 1,465,834
                                               -----------
             GROWTH (20.1%)
     9,161   American Century Equity Growth
             Fund                                  222,712
     3,280   Dreyfus Appreciation Fund, Inc.       147,447
     3,491   Federated Stock Trust                 145,632
     6,627   MAS Equity Portfolio Adviser
             Class                                 145,259
    17,285   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                  513,008
     2,559   Strong Schafer Value Fund             141,859
     5,965   Warburg Pincus Capital
             Appreciation Fund                     146,847
                                               -----------
                                                 1,462,764
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH & INCOME (30.2%)
    12,716   Nationwide Fund Class D           $   440,876
   145,949   Nationwide S&P 500 Index Fund
             Local Fund Shares                   1,754,310
                                               -----------
                                                 2,195,186
                                               -----------
             INCOME (19.8%)
   146,873   Nationwide Separate Account
             Trust -- Nationwide Income Fund     1,440,825
                                               -----------
             TOTAL MUTUAL FUNDS                  6,564,609
                                               -----------
             (cost $6,001,546)
---------
PRINCIPAL
---------
             FIXED INCOME (9.7%)
$  700,861   Nationwide Fixed Contract, 6.45%      700,861
                                               -----------
             (cost $700,861)
             TOTAL INVESTMENTS                 $ 7,265,470
                                               ===========
             (cost $6,702,407)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $6,755,527.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1999.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (80.5%)
             AGGRESSIVE GROWTH (10.2%)
     8,724   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $   150,321
     1,316   Oppenheimer Capital Appreciation
             Fund Class A                           61,479
     2,059   Oppenheimer Discovery Fund Class
             A                                      91,502
                                               -----------
                                                   303,302
                                               -----------
             GROWTH (10.3%)
     2,520   American Century Equity Growth
             Fund                                   61,260
       688   Dreyfus Appreciation Fund, Inc.        30,936
       717   Federated Stock Trust                  29,905
     1,345   MAS Equity Portfolio Adviser
             Class                                  29,473
     5,147   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                  152,771
                                               -----------
                                                   304,345
                                               -----------
             GROWTH & INCOME (30.1%)
     5,137   Nationwide Fund Class D               178,093
    59,480   Nationwide S&P 500 Index Fund
             Local Fund Shares                     714,945
                                               -----------
                                                   893,038
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (29.9%)
    90,256   Nationwide Separate Account
             Trust -- Nationwide Income Fund   $   885,414
                                               -----------
             TOTAL MUTUAL FUNDS                  2,386,099
                                               -----------
             (cost $2,253,262)
---------
PRINCIPAL
---------
             FIXED INCOME (19.5%)
$  579,609   Nationwide Fixed Contract, 6.45%      579,609
                                               -----------
             (cost $579,609)
             TOTAL INVESTMENTS                 $ 2,965,708
                                               ===========
             (cost $2,832,871)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $2,859,592.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1999.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (75.4%)
             GROWTH (10.2%)
     1,695   American Century Equity Growth
             Fund                              $    41,200
       861   Dreyfus Appreciation Fund, Inc.        38,704
       881   Federated Stock Trust                  36,749
     1,727   MAS Equity Portfolio Adviser
             Class                                  37,847
     6,547   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                  194,320
       650   Strong Schafer Value Fund              36,045
                                               -----------
                                                   384,865
                                               -----------
             GROWTH & INCOME (20.3%)
     4,331   Nationwide Fund Class D               150,146
    51,187   Nationwide S&P 500 Index Fund
             Local Fund Shares                     615,263
                                               -----------
                                                   765,409
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (44.9%)
   172,250   Nationwide Separate Account
             Trust -- Nationwide Income Fund   $ 1,689,771
                                               -----------
             TOTAL MUTUAL FUNDS
             (cost $2,806,782)                   2,840,045
                                               -----------
---------
PRINCIPAL
---------
             FIXED INCOME (24.6%)
$  926,710   Nationwide Fixed Contract, 6.45%      926,710
                                               -----------
             (cost $926,710)
             TOTAL INVESTMENTS                 $ 3,766,755
                                               ===========
             (cost $3,733,492)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $3,745,205.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1999.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        MODERATELY                 MODERATELY
                                           AGGRESSIVE   AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                           ----------   ----------   ----------   ------------   ------------
ASSETS
  Investments in securities, at value
     (cost $7,591,712, $6,433,873,
     $6,702,407, $2,832,871, and
     $3,733,492, respectively)             $8,448,588   $7,013,564   $7,265,470    $2,965,708     $3,766,755
  Receivable for investments sold                  --           --           --        15,459          5,000
  Receivable for fund shares sold              13,379       35,719       11,885            --             --
  Interest and dividends receivable                --          240          249           206            329
                                           ----------   ----------   ----------    ----------     ----------
       Total assets                         8,461,967    7,049,523    7,277,604     2,981,373      3,772,084
                                           ----------   ----------   ----------    ----------     ----------
LIABILITIES
  Payable for investments purchased            13,379       35,838       12,010           102          4,542
  Payable for fund shares repurchased              --           --           --        15,460            623
  Management fee payable                        3,293        2,745        2,877         1,188          1,489
                                           ----------   ----------   ----------    ----------     ----------
       Total liabilities                       16,672       38,583       14,887        16,750          6,654
                                           ----------   ----------   ----------    ----------     ----------
NET ASSETS                                 $8,445,295   $7,010,940   $7,262,717    $2,964,623     $3,765,430
                                           ==========   ==========   ==========    ==========     ==========
REPRESENTED BY:
  Capital                                  $7,586,254   $6,408,638   $6,665,653    $2,784,232     $3,646,314
  Net unrealized appreciation on
     investments                              856,876      579,691      563,063       132,837         33,263
  Accumulated undistributed realized gain
     on investments                             7,360        7,020        9,129        29,491         54,928
  Accumulated undistributed net
     investment income (loss)                  (5,195)      15,591       24,872        18,063         30,925
                                           ----------   ----------   ----------    ----------     ----------
NET ASSETS                                 $8,445,295   $7,010,940   $7,262,717    $2,964,623     $3,765,430
                                           ==========   ==========   ==========    ==========     ==========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized)     687,647      583,365      605,817       255,906        341,758
                                           ==========   ==========   ==========    ==========     ==========
NET ASSET VALUE, offering and redemption
  price per share                          $    12.28   $    12.02   $    11.99    $    11.58     $    11.02
                                           ==========   ==========   ==========    ==========     ==========

See accompanying notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

                   SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MODERATELY                MODERATELY
                                                 AGGRESSIVE   AGGRESSIVE   MODERATE    CONSERVATIVE   CONSERVATIVE
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                 ----------   ----------   ---------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                                        $     --     $ 17,690    $ 17,858      $ 15,510       $ 21,845
  Dividends                                         13,209       23,264      39,126        22,213         36,329
                                                  --------     --------    --------      --------       --------
       Total income                                 13,209       40,954      56,984        37,723         58,174
                                                  --------     --------    --------      --------       --------
EXPENSES:
  Management Fee                                    18,423       14,853      14,953         6,519          7,276
                                                  --------     --------    --------      --------       --------
  NET INVESTMENT INCOME (LOSS)                    $ (5,214)    $ 26,101    $ 42,031      $ 31,204       $ 50,898
                                                  ========     ========    ========      ========       ========
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                $ 28,936     $ 36,257    $ 38,720      $ 49,758       $ 64,166
  Net change in unrealized appreciation
     (depreciation) on investments                 647,507      406,773     343,179        48,470        (19,905)
                                                  --------     --------    --------      --------       --------
  NET REALIZED AND UNREALIZED GAIN                 676,443      443,030     381,899        98,228         44,261
                                                  --------     --------    --------      --------       --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $671,229     $469,131    $423,930      $129,432       $ 95,159
                                                  ========     ========    ========      ========       ========

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              AGGRESSIVE PORTFOLIO                    MODERATELY AGGRESSIVE PORTFOLIO
                                     ---------------------------------------      ---------------------------------------
                                     SIX MONTHS ENDED       PERIOD ENDED          SIX MONTHS ENDED       PERIOD ENDED
                                      JUNE 30, 1999     DECEMBER 31, 1998(1)       JUNE 30, 1999     DECEMBER 31, 1998(1)
                                     ----------------   --------------------      ----------------   --------------------
                                       (UNAUDITED)                                  (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (5,214)          $    5,904              $   26,101           $   27,244
  Net realized gain on investments          28,936              261,426                  36,257              126,151
  Net change in unrealized
    appreciation of investments            647,507              209,369                 406,773              172,918
                                       -----------           ----------              ----------           ----------
    Net increase in net assets
      resulting from operations            671,229              476,699                 469,131              326,313
                                       -----------           ----------              ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                (5,032)                (853)                (22,684)             (15,070)
  From net realized gain from
    investment transactions               (283,002)                  --                (155,388)                  --
                                       -----------           ----------              ----------           ----------
    Decrease in net assets from
      distributions to shareholders       (288,034)                (853)               (178,072)             (15,070)
                                       -----------           ----------              ----------           ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares       2,137,919            6,869,107               2,804,556            4,969,052
  Net asset value of shares issued
    to shareholders from
    reinvestment of distributions          288,034                  853                 178,072               15,070
  Cost of shares redeemed               (1,237,032)            (472,627)               (891,000)            (667,112)
                                       -----------           ----------              ----------           ----------
    Increase in net assets from
      capital share transactions         1,188,921            6,397,333               2,091,628            4,317,010
                                       -----------           ----------              ----------           ----------
NET INCREASE IN NET ASSETS               1,572,116            6,873,179               2,382,687            4,628,253
NET ASSETS-BEGINNING OF PERIOD           6,873,179                   --               4,628,253                   --
                                       -----------           ----------              ----------           ----------
NET ASSETS-END OF PERIOD               $ 8,445,295           $6,873,179              $7,010,940           $4,628,253
                                       ===========           ==========              ==========           ==========
Undistributed net realized gain on
  investments                          $     7,360           $  261,426              $    7,020           $  126,151
                                       ===========           ==========              ==========           ==========
Undistributed net investment income
  (loss)                               $    (5,195)          $    5,051              $   15,591           $   12,174
                                       ===========           ==========              ==========           ==========
SHARE ACTIVITY:
  Shares sold                              186,127              627,533                 245,503              461,292
  Reinvestment of distributions             25,581                   75                  15,862                1,444
  Shares redeemed                         (107,453)             (44,216)                (77,466)             (63,270)
                                       -----------           ----------              ----------           ----------
Net increase in number of shares           104,255              583,392                 183,899              399,466
                                       ===========           ==========              ==========           ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               MODERATE PORTFOLIO                    MODERATELY CONSERVATIVE PORTFOLIO
                                     ---------------------------------------      ---------------------------------------
                                     SIX MONTHS ENDED       PERIOD ENDED          SIX MONTHS ENDED       PERIOD ENDED
                                      JUNE 30, 1999     DECEMBER 31, 1998(1)       JUNE 30, 1999     DECEMBER 31, 1998(1)
                                     ----------------   --------------------      ----------------   --------------------
                                       (UNAUDITED)                                  (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                 $   42,031           $   30,436              $   31,204           $   23,297
  Net realized gain on investments          38,720               63,600                  49,758               13,352
  Net change in unrealized
    appreciation of investments            343,179              219,884                  48,470               84,367
                                        ----------           ----------              ----------           ----------
    Net increase in net assets
      resulting from operations            423,930              313,920                 129,432              121,016
                                        ----------           ----------              ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (31,852)             (15,743)                (23,450)             (12,988)
  From net realized gain from
    investment transactions                (93,191)                  --                 (33,619)                  --
                                        ----------           ----------              ----------           ----------
    Decrease in net assets from
      distributions to shareholders       (125,043)             (15,743)                (57,069)             (12,988)
                                        ----------           ----------              ----------           ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares       3,320,406            4,516,176               1,652,077            2,404,492
  Net asset value of shares issued
    to shareholders from
    reinvestment of distributions          125,043               15,743                  57,069               12,988
  Cost of shares redeemed                 (829,100)            (482,615)               (740,797)            (601,597)
                                        ----------           ----------              ----------           ----------
    Increase in net assets from
      capital share transactions         2,616,349            4,049,304                 968,349            1,815,883
                                        ----------           ----------              ----------           ----------
NET INCREASE IN NET ASSETS               2,915,236            4,347,481               1,040,712            1,923,911
NET ASSETS-BEGINNING OF PERIOD           4,347,481                   --               1,923,911                   --
                                        ----------           ----------              ----------           ----------
NET ASSETS-END OF PERIOD                $7,262,717           $4,347,481              $2,964,623           $1,923,911
                                        ==========           ==========              ==========           ==========
Undistributed net realized gain on
  investments                           $    9,129           $   63,600              $   29,491           $   13,352
                                        ==========           ==========              ==========           ==========
Undistributed net investment income     $   24,872           $   14,693              $   18,063           $   10,309
                                        ==========           ==========              ==========           ==========
SHARE ACTIVITY:
  Shares sold                              289,824              420,709                 146,700              225,532
  Reinvestment of distributions             11,018                1,530                   5,105                1,251
  Shares redeemed                          (71,143)             (46,121)                (65,728)             (56,954)
                                        ----------           ----------              ----------           ----------
Net increase in number of shares           229,699              376,118                  86,077              169,829
                                        ==========           ==========              ==========           ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      CONSERVATIVE PORTFOLIO
                                                              ---------------------------------------
                                                              SIX MONTHS ENDED       PERIOD ENDED
                                                               JUNE 30, 1999     DECEMBER 31, 1998(1)
                                                              ----------------   --------------------
                                                                (UNAUDITED)
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                                          $   50,898          $    24,152
  Net realized gain on investments                                   64,166               18,612
  Net change in unrealized appreciation (depreciation) of
     investments                                                    (19,905)              53,168
                                                                 ----------          -----------
     Net increase in net assets resulting from operations            95,159               95,932
                                                                 ----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (32,950)             (11,175)
  From net realized gain from investment transactions               (27,850)                  --
                                                                 ----------          -----------
     Decrease in net assets from distributions to
       shareholders                                                 (60,800)             (11,175)
                                                                 ----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                2,818,727            2,821,049
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                   60,800               11,175
  Cost of shares redeemed                                          (962,705)          (1,102,732)
                                                                 ----------          -----------
     Increase in net assets from capital share transactions       1,916,822            1,729,492
                                                                 ----------          -----------
NET INCREASE IN NET ASSETS                                        1,951,181            1,814,249
NET ASSETS-BEGINNING OF PERIOD                                    1,814,249                   --
                                                                 ----------          -----------
NET ASSETS-END OF PERIOD                                         $3,765,430          $ 1,814,249
                                                                 ==========          ===========
Undistributed net realized gain on investments                   $   54,928          $    18,612
                                                                 ==========          ===========
Undistributed net investment income                              $   30,925          $    12,977
                                                                 ==========          ===========
SHARE ACTIVITY:
  Shares sold                                                       259,279              268,867
  Reinvestment of distributions                                       5,601                1,072
  Shares redeemed                                                   (87,987)            (105,074)
                                                                 ----------          -----------
Net increase in number of shares                                    176,893              164,865
                                                                 ==========          ===========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          AGGRESSIVE PORTFOLIO                    MODERATELY AGGRESSIVE PORTFOLIO
                                 ---------------------------------------      ---------------------------------------
                                 SIX MONTHS ENDED       PERIOD ENDED          SIX MONTHS ENDED       PERIOD ENDED
                                  JUNE 30, 1999     DECEMBER 31, 1998(1)       JUNE 30, 1999     DECEMBER 31, 1998(1)
                                 ----------------   --------------------      ----------------   --------------------
                                   (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $11.78               $10.00                  $11.59               $10.00
                                      ------               ------                  ------               ------
  Net investment income (loss)         (0.01)                0.01                    0.04                 0.10
  Net realized and unrealized
     appreciation                       0.99                 1.78                    0.77                 1.56
                                      ------               ------                  ------               ------
       Total from investment
          operations                    0.98                 1.79                    0.81                 1.66
                                      ------               ------                  ------               ------
  Distributions from net
     investment income                 (0.01)               (0.01)                  (0.04)               (0.07)
  Distributions from net
     realized gains                    (0.47)                  --                   (0.34)                  --
                                      ------               ------                  ------               ------
       Total distributions             (0.48)               (0.01)                  (0.38)               (0.07)
                                      ------               ------                  ------               ------
       Net increase in net
          asset value                   0.50                 1.78                    0.43                 1.59
                                      ------               ------                  ------               ------
NET ASSET VALUE -- END OF
  PERIOD                              $12.28               $11.78                  $12.02               $11.59
                                      ======               ======                  ======               ======
Total return*                           8.70%               17.85%                   7.23%               16.61%
Ratios and supplemental data:
  Net assets end of period
     (000's)                          $8,445               $6,873                  $7,011               $4,628
  Ratio of expense to average
     net assets*                        0.50%                0.50%                   0.50%                0.50%
  Ratio of net investment
     income to average net
     assets*                           (0.14)%               0.16%                   0.88%                1.16%
  Portfolio Turnover*                  18.09%               38.42%                  17.73%               52.63%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           MODERATE PORTFOLIO                    MODERATELY CONSERVATIVE PORTFOLIO
                                 ---------------------------------------      ---------------------------------------
                                 SIX MONTHS ENDED       PERIOD ENDED          SIX MONTHS ENDED       PERIOD ENDED
                                  JUNE 30, 1999     DECEMBER 31, 1998(1)       JUNE 30, 1999     DECEMBER 31, 1998(1)
                                 ----------------   --------------------      ----------------   --------------------
                                   (UNAUDITED)                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $11.56               $10.00                  $11.33               $10.00
                                      ------               ------                  ------               ------
  Net investment income                 0.07                 0.14                    0.12                 0.22
  Net realized and unrealized
     appreciation                       0.64                 1.53                    0.41                 1.27
                                      ------               ------                  ------               ------
       Total from investment
          operations                    0.71                 1.67                    0.53                 1.49
                                      ------               ------                  ------               ------
  Distributions from net
     investment income                 (0.06)               (0.11)                  (0.11)               (0.16)
  Distributions from net
     realized gains                    (0.22)                  --                   (0.17)                  --
                                      ------               ------                  ------               ------
       Total distributions             (0.28)               (0.11)                  (0.28)               (0.16)
                                      ------               ------                  ------               ------
       Net increase in net
          asset value                   0.43                 1.56                    0.25                 1.33
                                      ------               ------                  ------               ------
NET ASSET VALUE -- END OF
  PERIOD                              $11.99               $11.56                  $11.58               $11.33
                                      ======               ======                  ======               ======
Total return*                           6.31%               16.74%                   4.70%               14.97%
Ratios and supplemental data:
  Net assets end of period
     (000's)                          $7,263               $4,347                  $2,965               $1,924
  Ratio of expense to average
     net assets*                        0.50%                0.50%                   0.50%                0.50%
  Ratio of net investment
     income to average net
     assets*                            1.40%                1.83%                   2.39%                2.79%
  Portfolio Turnover*                  16.80%               55.92%                  31.88%              104.85%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 12              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          CONSERVATIVE PORTFOLIO
                                                                  ---------------------------------------
                                                                  SIX MONTHS ENDED       PERIOD ENDED
                                                                   JUNE 30, 1999     DECEMBER 31, 1998(1)
                                                                  ----------------   --------------------
                                                                    (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $11.00               $10.00
                                                                       ------               ------
  Net investment income                                                  0.15                 0.30
  Net realized and unrealized appreciation                               0.15                 0.92
                                                                       ------               ------
       Total from investment operations                                  0.30                 1.22
                                                                       ------               ------
  Distributions from net investment income                              (0.13)               (0.22)
  Distributions from net realized gains                                 (0.15)                  --
                                                                       ------               ------
       Total distributions                                              (0.28)               (0.22)
                                                                       ------               ------
       Net increase in net asset value                                   0.02                 1.00
                                                                       ------               ------
NET ASSET VALUE -- END OF PERIOD                                       $11.02               $11.00
                                                                       ======               ======
Total return*                                                            2.80%               12.33%
Ratios and supplemental data:
  Net assets end of period (000's)                                     $3,765               $1,814
  Ratio of expense to average net assets*                                0.50%                0.50%
  Ratio of net investment income to average net assets*                  3.49%                3.60%
  Portfolio Turnover*                                                   37.10%              165.15%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               13

                       NATIONWIDE ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company organized under the laws of the State of Ohio by a Declaration of Trust dated September 9, 1997. The Trust currently offers shares in five separate nondiversified funds (collectively the Life Design Series or each, a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. These Portfolios are the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio, and the Conservative Portfolio. The Trust was capitalized on January 6, 1998, when The Nationwide Life Company purchased the initial shares of each Portfolio at $10.00 per share, and operations commenced on January 20, 1998. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") offered by Nationwide Advisory Services, Inc. ("NAS"), the investment advisor to the Trust, and other leading mutual fund providers.

Percentages of the Portfolios' investments in Underlying Funds advised by NAS are summarized as follows:

Aggressive Portfolio........................................    54.0%
Moderately Aggressive Portfolio.............................    55.2%
Moderate Portfolio..........................................    67.2%
Moderately Conservative Portfolio...........................    70.2%
Conservative Portfolio......................................    70.4%

Percentages represent market value as a percentage of net assets at June 30, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

a) SECURITIES VALUATION -- Shares of Underlying Funds in which the Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The Nationwide Fixed Contract is valued at par value each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

b) SHARE VALUATION -- The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Portfolio are equal to the net asset value per share.

c) SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis. Dividend and capital gain income is recorded on the ex-dividend date. Interest income for the Fixed Contract is accrued daily and reinvested the following day.

 14              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

d) FEDERAL INCOME TAXES -- Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

e) INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Portfolios record distributions of short-term and long-term capital gains made by the Underlying Funds as realized gains.

f) DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Portfolio's net investment income and net realized capital gains if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

g) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- RELATED PARTY TRANSACTIONS

NAS, a subsidiary of the Nationwide Life Insurance Company, serves as the Portfolios' investment adviser. Under the terms of the Investment Advisory Agreement, NAS oversees the investment of the assets for the Portfolios and supervises their daily business affairs. Each of the Portfolios incurs a management fee of 0.50% of its average daily net assets. Under the Investment Advisory Agreement with each Portfolio, NAS will bear all expenses of each Portfolio, other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NIS") acts as transfer and dividend disbursing agent for the Portfolios. NIS is a wholly owned subsidiary of Villanova Mutual Fund Trust and is compensated by them under the agreement noted above.

Nationwide Life Insurance Company is the underwriter of the Nationwide Fixed Contract.

The following interest earned, dividend income, and capital gain distributions are for the period January 1, 1999 through June 30, 1999. Dividend income and capital gain distributions are from Nationwide Mutual Funds as well as Nationwide Separate Account Trust Funds.

                                                                            CAPITAL GAIN
                                                INTEREST       DIVIDEND     DISTRIBUTIONS
                                             EARNED ON THE    INCOME FROM       FROM
                                               NATIONWIDE     NATIONWIDE     NATIONWIDE
                                             FIXED CONTRACT      FUNDS          FUNDS
                                             --------------   -----------   -------------
Aggressive Portfolio.......................     $    --         $ 9,676        $   --
Moderately Aggressive Portfolio............      17,690          20,701           907
Moderate Portfolio.........................      17,858          37,492         1,848
Moderately Conservative Portfolio..........      15,510          21,788         1,248
Conservative Portfolio.....................      21,845          35,970         2,172

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               15

                       NATIONWIDE ASSET ALLOCATION TRUST

                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4 -- BANK LOANS

The Trust has an unsecured bank line of credit of $10 million. Borrowing under this arrangement bears interest at the Federal Funds rate plus 0.50%. No compensating balances are required.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the six months ended June 30, 1999 are summarized as follows:

                                                         PURCHASES      SALES
                                                         ----------   ----------
Aggressive Portfolio...................................  $2,245,034   $1,347,091
Moderately Aggressive Portfolio........................   2,669,202      953,491
Moderate Portfolio.....................................   3,171,973      908,013
Moderately Conservative Portfolio......................   1,412,004      664,546
Conservative Portfolio.................................   2,241,926      809,609

Net unrealized appreciation (depreciation) on investments at June 30, 1999, based on cost for federal income tax purposes, was as follows:

                                              GROSS           GROSS
                                            UNREALIZED      UNREALIZED     NET UNREALIZED
                                           APPRECIATION   (DEPRECIATION)    APPRECIATION
                                           ------------   --------------   --------------
Aggressive Portfolio.....................    $788,747        $(25,741)        $763,006
Moderately Aggressive Portfolio..........     537,286         (30,866)         506,420
Moderate Portfolio.......................     566,445         (56,502)         509,943
Moderately Conservative Portfolio........     141,102         (34,986)         106,116
Conservative Portfolio...................      81,887         (60,337)          21,550

NOTE 6 -- SUBSEQUENT EVENT

Effective September 1, 1999, Villanova SA Capital Trust (VSA) will succeed NAS as investment adviser and administrator for the Portfolios and the Trust's Investment Advisory and Administration Agreement will be transferred from NAS to VSA. VSA, a registered investment adviser, is a subsidiary of Villanova Capital, Inc., a 97% owned subsidiary of Nationwide Financial Services, Inc. (NFS). This change is being made as part of a reorganization of NFS' investment management operations in an effort to grow and expand NFS' investment management business. No changes in portfolio managers will occur as part of this reorganization.

Also on September 1, 1999, VSA will enter into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services.

 16              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT